CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Income and Comprehensive Income [Abstract]
Net income/(loss)	$ 16,580	$ (511,714)	$ (164,237)
Other comprehensive income/(loss) (Actuarial gain/(loss))	(7)	109	(84)
Comprehensive income/(loss)	$ 16,573	$ (511,605)	$ (164,321)